UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05549

Reynolds Funds, Inc.

(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202

(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management
2580 Kekaa Drive #115
Lahaina, Hawaii  96761

(Name and address of agent for service)

414-765-4124

Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2010

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
March 31, 2010

REYNOLDS
BLUE CHIP
GROWTH FUND

Seeking Long-Term Capital Appreciation

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

REYNOLDS BLUE CHIP GROWTH FUND

May 14, 2010
Dear Fellow Shareholders:
Performance highlights (March 31, 2010)
The performance of the Reynolds Blue Chip Growth Fund in the six months ended March 31, 2010 was +12.78%. The performance of the Standard & Poor’s 500(1) Index during that same period was +11.75%. The average total returns of the Reynolds Blue Chip Growth Fund for the one year and annualized 3-year, 5-year and 10-year periods through March 31, 2010 were 50.81%, 16.36%, 11.18% and -4.71%, respectively. The average total returns for the Fund’s benchmark, the Standard & Poor’s 500, for the one year and annualized 3-year, 5-year and 10-year periods through March 31, 2010 were 49.77%, -4.17%, 1.92% and -0.65%, respectively.

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis.  A particular stock’s weighting in the Index is based on its relative total market value (i.e. its market price per share times the number of shares outstanding.)  Stocks may be added or deleted from the Index from time to time.

The performance of the Reynolds Blue Chip Growth Fund during the three months ended March 31, 2010 was +7.44%. The performance of the Standard & Poor’s 500 Index during that same period was +5.39%.

Portfolio Strategy
Ideally I would always invest in stocks for the long-term and have low turnover. However, it is very important to closely analyze intermediate-term potential economic cycles and resulting stock market problems or positives. Two and one half years ago in October 2007, I became increasingly concerned regarding several potential economic problems. I believed that one of these potential problems was high housing prices, and the increasingly speculative financial instruments that had evolved in this segment of the economy. As a result, I began implementing a strong “defensive investment strategy” for the Reynolds Blue Chip Growth Fund by selling equities held in the Fund and raising the cash position. The beginning of the implementation of this defensive investment strategy coincided within a few days of the intermediate top of the stock market in October 2007. I began purchasing equities for the Blue Chip Fund in March 2009, as I believed that the prices of many high quality equities had declined to attractive long-term buying ranges and the massive amount of stimulus that was being implemented worldwide would be a positive. The beginning of the implementation of this more “normal investment strategy” also coincided within a few days of the intermediate bottom of the stock market.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 has continued so far in 2010. U.S. Gross Domestic Product (GDP), helped by various stimulus measures, expanded at a 3.2% annual rate in the quarter ended March 31, 2010.  U.S. GDP increased at a 5.6% rate in the quarter ended December 31, 2009 and increased at a 2.2% rate in the quarter ended September 30, 2009 after decreasing in each of the previous four quarters.

There are some current and potential economic and investment negatives at the present time including: (1) more than 8.4 million jobs have been lost since the recession started in December 2007 and unemployment is above 9%; (2)  construction will continue to lag, as past overbuilding negatively affects rents and valuations, making it difficult for buyers and investors to obtain financing; (3) mortgage rates are low, but mortgage credit is still somewhat tight; (4) risk aversion among lenders continues at high levels; (5) interest rates may be increasing in the future; (6) the oil spill in the Gulf of Mexico; (7) economic problems with some individual Euro-zone countries such as Greece, Spain, Portugal and Ireland which may spread to other countries; and (8) debt problems in Europe may negatively affect U.S. economic growth. In addition, now that global government stimulus programs of more than $2 trillion have occurred, eventually central banks will need to withdraw some of the stimulus and guard against inflation. However, compared with pouring money into the economy, draining money from the economy is a much tougher job for central banks. The near term policy focus is to balance the need to maintain stable and relatively fast growth, the need to adjust the economic structure and the need to manage inflationary expectations.

There are many current and potential economic and investment positives: (1) payrolls increased 230,000 in March and 290,000 in April, and manufacturing employment increased for the fourth straight month, further indicating that a recovery has taken hold; (2) the housing market has shown some signs of bottoming and stabilizing; (3) manufacturing is playing a larger role in the economy, as firms begin to rebuild inventories after a long two year reduction; (4) growth in the service sector is gaining momentum and broadening, although it is not as strong as the manufacturing sector; (5) apparent stability in home prices have given a boost to consumer spending in 2010; (6) businesses have been able to use the credit markets to strengthen their balance sheets; (7) business equipment investment has continued to pick up;  (8) inflation remains at moderate levels; (9) interest rates remain low; (10) many companies recently reported better than expected quarterly earnings; (11) many companies reported revenue growth, not just earnings growth from cutting expenses in the most recent quarters; and (12) recent productivity gains have been quite strong.

The U.S. economic recovery is being affected by a number of secular factors that are altering the pace and composition of growth. The economy in 2010 is being affected by greater prudence and less speculation in lending, the importance of exports and jobs and less leverage for consumer spending. GDP decreased 2.4% in calendar 2009, after increasing 0.4% in calendar 2008, 2.1% in 2007, 2.8% in 2006, 3.1% in 2005, 3.9% in 2004, 2.7% in 2003, 1.9% in 2002, 0.8% in 2001 and 3.7% in 2000. GDP is forecast to increase 3.0% in 2010.

U.S. inflation numbers have been helped in the last few years by such factors as: (1) global competition; (2) advances in technology resulting in increasing productivity; and (3) technology innovations that are helping to lower production and distribution costs. Inflation, as measured by the Consumer Price Index, decreased 0.3% in 2009, after increasing 3.8% in 2008, 2.9% in 2007, 3.2% in 2006, 3.4% in 2005, 2.7% in 2004, 2.3% in 2003, 1.6% in 2002, 2.8% in 2001 and 3.4% in 2000. U.S. inflation is forecast to increase 2.0% in 2010.

The World Economy
The global economic recovery that started in mid-2009 has continued so far in 2010. Recovery is strongest in Asia with China having the strongest growth. Other Asian countries are having strong growth rates as well. Recovery is also occurring in Latin America and Brazil. Economic growth has also returned to Western Europe, although at a slower pace than other regions. The biggest risk to Euro-zone economic growth is related to the government debt crisis that has appeared recently, particularly in Greece.  Europe will need significant fiscal retrenchment in the next few years which will slow their economic growth.  Some developing countries in the world have been growing faster than the U.S. in the last few years.  Their economies continued to grow faster than the U.S. during the most recent worldwide economic slowdown and their economies are forecast to grow faster than the U.S. in 2010.

The World Economy decreased 0.8% in 2009 and is forecast to increase 4.2% in 2010. Among “advanced economies”: (1) Japan decreased 5.2% in 2009 and is forecast to increase 2.5% in 2010; (2) the Euro-zone decreased  4.0% in 2009 and is forecast to increase 1.1% in 2010; (3) the United Kingdom decreased 4.9% in 2009 and is forecast to increase 1.1% in 2010; (4) Canada decreased 2.6% in 2009 and is forecast to increase 3.2% in 2010; and (5) Korea increased 0.2% in 2009 and is forecast to increase 5.3% in 2010.

The biggest developing economies are many times referred to as the “BRIC” economies, which is short for Brazil, Russia, India, and China. China’s population is approximately 20% of the world’s total population of approximately 6.8 billion. It is the third largest economy in the world after the U.S. and Japan and it is the world’s fastest-growing major economy. Many economists believe that China has a particularly good long-term outlook. It should soon overtake Japan and become the world’s second largest economy. China was one of the first countries to show a pickup in growth last year and it helped to lead the world out of recession. The acceleration in China’s growth is resulting in policy makers beginning to withdraw record fiscal and monetary stimulus. For example, bank lending has recently been tightened. GDP increased 8.5% in 2009 and is forecast to increase 10.0% in 2010.

Brazil is Latin America’s biggest economy. Brazil emerged from its first recession since 2003 in the second quarter of 2009.  GDP decreased 0.2% in 2009 and is forecast to increase 4.9% in 2010.

India’s population is approximately 17% of the world’s population. It is the world’s second fastest growing economy. India’s economy increased 6.8% in 2009 and is forecast to increase 8.0% in 2010. Russia’s economy decreased 7.9% in 2009 and is forecast to increase 3.6% in 2010.

Many worldwide larger multinational companies should be well positioned to benefit long-term from worldwide growth. To the extent that some of these companies’ U.S. earnings are growing slower, this could be somewhat offset by their possible stronger foreign earnings. The long-term strategy of the Reynolds Blue Chip Growth Fund is to be structured to benefit from this worldwide growth by investing in many of these leading multinational growth companies.

The Blue Chip Fund is positioned to participate in long-term worldwide growth trends through investments in multinational U.S. headquartered companies. In addition, the Fund has investments in leading foreign headquartered companies, whose stocks or American Depositary Receipts (ADRs) trade in the United States. These ADR’s are denominated in dollars and they must use GAAP (Generally Accepted Accounting Principles) accounting to qualify as an ADR. The Blue Chip Fund may hold up to 35% of its assets in ADR’s.

Opportunistic Investing in Companies of Various Sizes
The Reynolds Blue Chip Growth Fund usually invests in companies of various sizes as classified by their market capitalizations. A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price.  Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience plus the overall economic and geopolitical environments and interest rates.

Portfolio as of March 31, 2010

Source: Morningstar web site and Morningstar Market Cap Breakpoints

Morningstar separates stock portfolio holdings into five market-capitalization groups: Giant, Large, Mid, Small and Micro. Of the 5,000 largest domestic stocks in the equities database, the top 1% are categorized as Giant, the next 4% are Large, the next 15% are Mid, the next 30% are Small, and the remaining 50% are Micro. Stocks outside of the largest 5,000 are also classified as Micro.

Market caps are the minimum in each cap group; therefore, the minimum large market cap is the large-mid breakpoint and mid is the mid-small breakpoint, etc.  As of March 31, 2010 the minimums in each cap group are as follows:

		(in millions)
Giant		$42,515.80
Large		$9,587.26
Mid		$2,072.66
Small		$579.29
Micro	<	$579.29

The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in “blue chip” growth companies.  In the long-term these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies.

Low Long-Term Interest Rates by Historical Standards are a Significant Positive for Stock Valuations
Long-term interest rates remain near historically low levels. Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence and profits.

(2)	Long-term borrowing costs of individuals are lower which increases consumer confidence and spending.

(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest and inflation rates are low.

Linked Money Market Fund
The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC. This Fund is offered as a money market alternative to our shareholders. The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to your holdings in the Reynolds Blue Chip Growth Fund.  This Fund is also included on your quarterly statements.

Information about the Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund
Reynoldsfunds.com website: You can access current information about your investment holdings via our website, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value. Additional information available (PIN number not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings and industry percentages. Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

For automatic current daily net asset values: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”. The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Reynolds Blue Chip Growth Fund shareholders to automatically access their current account information:  Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions: Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency: Consolidated statements summarizing the Blue Chip Fund and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly. In addition, individual Blue Chip Fund statements are sent whenever a transaction occurs. These transactions are: (1) statements are sent for the Blue Chip Fund or First American Treasury Obligations Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements are sent twice a year if, and when, any ordinary income or capital gains are distributed.

Tax reporting: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Blue Chip Fund and the First American Treasury Obligations Fund are also reported in January.

Minimum investment: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans: All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan:  There is no charge to automatically debit your checking account to invest in the Blue Chip Fund or the First American Treasury Obligations Fund ($50 minimum for either of these Funds) at periodic intervals to make automatic purchases in either of these Funds. This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing: Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Blue Chip Fund and the First American Treasury Obligations Fund:  As often as desired – no charge.

NASDAQ symbols: Reynolds Blue Chip Growth Fund – RBCGX and First American Treasury Obligations Fund – FATXX.

Portfolio Manager: Frederick Reynolds is the portfolio manager of the Reynolds Blue Chip Growth Fund.

The Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund are No-Load:  No front-end sales commissions or deferred sales charges (“loads”) are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder’s return. The Blue Chip Fund and First American Treasury Obligations Fund are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.reynoldsfunds.com.

Reynolds Blue Chip Growth Fund
COST DISCUSSION (Unaudited)

As a shareholder of the Reynolds Blue Chip Growth Fund, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 through March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/09	Value 3/31/10	Period* 10/01/09-3/31/10
Reynolds Blue Chip Growth Fund Actual	$1,000.00	$1,127.50	$10.56
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.00

*
Expenses are equal to the Fund’s annualized expense ratio of 1.99% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2009 and March 31, 2010).

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (cost $66,147,990)	$79,280,918
Receivable from investments sold	1,733,667
Cash	547,498
Receivable from shareholders for purchases	539,411
Net dividends receivable	65,680
Total assets	$82,167,174
LIABILITIES:
Payable to brokers for investments purchased	$2,233,720
Payable to shareholders for redemptions	1,043
Payable to adviser for management fees	63,920
Other liabilities	48,310
Total liabilities	2,346,993
NET ASSETS:
Capital Stock, $0.01 par value; 40,000,000 shares authorized; 1,690,665 shares outstanding	152,312,350
Net unrealized appreciation on investments	13,132,928
Accumulated net realized loss on investments	(85,625,097)
Net assets	79,820,181
Total liabilities and net assets	$82,167,174
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($79,820,181 ÷ 1,690,665 shares outstanding)	$47.21

The accompanying notes to financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a)
COMMON STOCKS — 99.3% (a)
	Aerospace & Defense — 2.1%
5,400	BE Aerospace, Inc.*	$164,430
3,100	The Boeing Co.	225,091
2,100	General Dynamics Corp.	162,120
2,800	Goodrich Corp.	197,456
1,700	Hexcel Corp.*	24,548
2,700	Honeywell International Inc.	122,229
1,000	L-3 Communications Holdings, Inc.	91,630
1,300	Lockheed Martin Corp.	108,186
2,600	Northrop Grumman Corp.	170,482
2,300	Raytheon Co.	131,376
1,800	Rockwell Collins, Inc.	112,662
2,000	United Technologies Corp.	147,220
		1,657,430
	Air Freight & Logistics — 0.4%
800	Expeditors International
	of Washington, Inc.	29,536
1,000	FedEx Corp.	93,400
2,500	United Parcel Service, Inc. Cl B	161,025
		283,961
	Airlines — 2.2%
1,200	Alaska Air Group, Inc.*	49,476
2,600	Allegiant Travel Co.*	150,436
18,000	AMR Corp.*	163,980

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Airlines — 2.2% (Continued)
3,000	China Southern Airlines Company
	Ltd. - SP-ADR*	$67,050
7,500	Continental Airlines, Inc. Cl B*	164,775
12,800	Delta Air Lines, Inc.*	186,752
7,800	GOL Intelligent Airlines Inc. - SP-ADR	96,642
8,000	Hawaiian Holdings, Inc.*	58,960
6,000	JetBlue Airways Corp.*	33,480
1,700	Ryanair Holdings PLC - SP-ADR*	46,189
27,200	Southwest Airlines Co.	359,584
2,900	Tam SA - SP-ADR	49,184
9,000	UAL Corp.*	175,950
16,900	US Airways Group, Inc.*	124,215
		1,726,673
	Auto Components — 0.4%
7,200	China Automotive Systems, Inc.*	166,392
3,000	The Goodyear Tire & Rubber Co.*	37,920
3,500	Johnson Controls, Inc.	115,465
		319,777
	Automobiles — 0.9%
27,700	Ford Motor Co.*	348,189
2,000	Harley-Davidson, Inc.	56,140
2,000	Honda Motor Co., Ltd. - SP-ADR	70,580
13,500	Tata Motors Ltd. - SP-ADR	249,210
400	Toyota Motor Corp. - SP-ADR	32,168
		756,287
	Beverages — 1.6%
400	Anheuser-Busch InBev N.V. - SP-ADR	20,180
1,300	The Boston Beer Company, Inc.*	67,938
3,800	The Coca-Cola Co.	209,000
1,100	Coca-Cola Femsa, S.A.B.
	de C.V. - SP-ADR	73,095
26,000	Cott Corp.*	201,500
1,700	Diageo PLC - SP-ADR	114,665
2,900	Dr Pepper Snapple Group, Inc.	101,993
1,000	Fomento Económico Mexicano,
	S.A.B. de C.V. - SP-ADR	47,530
2,500	Hansen Natural Corp.*	108,450
4,600	PepsiCo, Inc.	304,336
		1,248,687
	Biotechnology — 1.4%
2,600	Alkermes, Inc.*	33,722
1,000	Amgen Inc.*	59,760
4,600	Amylin Pharmaceuticals, Inc.*	103,454
1,500	Biogen Idec Inc.*	86,040
1,000	BioMarin Pharmaceutical Inc.*	23,370
3,500	Celera Corp.*	24,850
800	Celgene Corp.*	49,568
24,000	Cell Therapeutics, Inc.*	12,977
700	Cephalon, Inc.*	47,446
4,500	Dendreon Corp.*	164,115
5	Genta, Inc.*	0
700	Genzyme Corp.*	36,281
1,400	Gilead Sciences, Inc.*	63,672
4,400	Human Genome Sciences, Inc.*	132,880
15,200	Incyte Corp.*	212,192
4,000	SciClone Pharmaceuticals, Inc.*	14,120
500	Vertex Pharmaceuticals Inc.*	20,435
4,000	Vical Inc.*	13,440
		1,098,322
	Building Products — 0.2%
11,000	Masco Corp.	170,720

	Capital Markets — 1.4%
600	Affiliated Managers Group, Inc.*	47,400
1,400	Bank Of New York Mellon Corp.	43,232
300	BlackRock, Inc.	65,328
44,300	E*TRADE Financial Corp.*	73,095
2,700	The Goldman Sachs Group, Inc.	460,701
1,200	Jefferies Group, Inc.	28,404
1,200	Legg Mason, Inc.	34,404
1,000	Morgan Stanley	29,290
1,200	Piper Jaffray Companies, Inc.*	48,360
1,000	T. Rowe Price Group Inc.	54,930
1,400	Raymond James Financial, Inc.	37,436
3,000	Charles Schwab Corp.	56,070
1,500	State Street Corp.	67,710
1,500	TD Ameritrade Holding Corp.*	28,590
		1,074,950

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Chemicals — 1.8%
2,700	Agrium Inc.	$190,701
600	Air Products and Chemicals, Inc.	44,370
1,500	Cytec Industries Inc.	70,110
4,000	The Dow Chemical Co.	118,280
4,000	E.I. du Pont de Nemours and Co.	148,960
700	Eastman Chemical Co.	44,576
3,700	W.R. Grace & Co.*	102,712
2,800	International Flavors
	& Fragrances Inc.	133,476
600	The Lubrizol Corp.	55,032
2,800	Monsanto Co.	199,976
1,400	The Mosaic Co.	85,078
1,000	Nalco Holding Co.	24,330
4,700	Olin Corp.	92,214
800	Potash Corporation of
	Saskatchewan Inc.	95,480
900	Sigma-Aldrich Corp.	48,294
		1,453,589
	Commercial Banks — 1.3%
1,000	BB&T Corp.	32,390
10,600	Fifth Third Bancorp	144,054
1,500	Hudson City Bancorp, Inc.	21,240
17,000	Huntington Bancshares Inc.	91,290
12,200	KeyCorp	94,550
1,400	PNC Financial Services Group, Inc.	83,580
9,000	Regions Financial Corp.	70,650
5,600	SunTrust Banks, Inc.	150,024
9,000	Synovus Financial Corp.	29,610
1,500	The Toronto-Dominion Bank	111,870
1,700	U.S. Bancorp	43,996
2,000	Wells Fargo & Co.	62,240
4,500	Zions Bancorporation	98,190
		1,033,684
	Commercial Services & Supplies — 0.6%
2,500	Avery Dennison Corp.	91,025
1,000	Consolidated Graphics, Inc.*	41,410
600	Corrections Corporation of America*	11,916
1,200	Herman Miller, Inc.	21,672
2,200	RINO International Corp.*	52,206
2,500	Rollins, Inc.	54,200
25,600	The Standard Register Co.	136,960
1,000	Sykes Enterprises, Inc.*	22,840
1,000	Waste Management, Inc.	34,430
		466,659
	Communications Equipment — 3.6%
7,000	Brocade Communications
	Systems, Inc.*	39,970
13,400	Ciena Corp.*	204,216
13,900	Cisco Systems, Inc.*	361,817
1,100	F5 Networks, Inc.*	67,661
30,875	Finisar Corp.*	485,046
1,000	Harris Corp.	47,490
7,500	Ituran Location and Control Ltd.	119,400
31,000	JDS Uniphase Corp.*	388,430
6,000	Juniper Networks, Inc.*	184,080
8,500	Motorola, Inc.*	59,670
2,500	NETGEAR, Inc.*	65,250
7,400	Nokia Corp. - SP-ADR	114,996
1,200	Plantronics, Inc.	37,536
1,000	QUALCOMM Inc.	41,990
5,300	Research In Motion Ltd.*	391,935
19,500	Sierra Wireless Inc.*	164,385
15,500	Tellabs, Inc.	117,335
		2,891,207
	Communications Equipment
	Manufacturing — 0.0%
3,000	Ericsson L M Tel Co. SP-ADR	31,320

	Computers & Peripherals — 5.0%
10,150	Apple Inc.*	2,384,539
8,000	Dell Inc.*	120,080
7,000	EMC Corp.*	126,280
2,900	Hewlett-Packard Co.	154,135
4,000	Hutchinson Technology Inc.*	24,960
2,800	International Business
	Machines Corp.	359,100
3,000	Lexmark International, Inc.*	108,240
4,500	NetApp, Inc.*	146,520
2,300	QLogic Corp.*	46,690
4,700	SanDisk Corp.*	162,761

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Computers & Peripherals — 5.0% (Continued)
9,500	Seagate Technology*	$173,470
5,100	Western Digital Corp.*	198,849
		4,005,624
	Construction & Engineering — 0.4%
3,700	Fluor Corp.	172,087
2,500	Foster Wheeler AG*	67,850
1,200	Jacobs Engineering Group Inc.*	54,228
		294,165
	Consumer Electronics — 0.1%
2,300	Garmin Ltd.	88,504

	Consumer Finance — 0.3%
4,000	American Express Co.	165,040
800	Capital One Financial Corp.	33,128
5,000	Discover Financial Services	74,500
		272,668
	Consumer Services-Diversified — 0.1%
800	Grand Canyon Education, Inc.*	20,912
500	New Oriental Education &
	Technology Group, Inc. - SP-ADR*	42,755
		63,667
	Containers & Packaging — 0.3%
700	Ball Corp.	37,366
15,500	Boise, Inc.*	95,015
2,500	Owens-Illinois, Inc.*	88,850
1,800	Sealed Air Corp.	37,944
		259,175
	Distributors — 0.1%
1,200	Genuine Parts Co.	50,688

	Electrical Equipment — 0.6%
1,800	Baldor Electric Co.	67,320
18,000	Capstone Turbine Corp.*	22,860
3,300	Emerson Electric Co.	166,122
1,700	Rockwell Automation, Inc.	95,812
1,000	A.O. Smith Corp.	52,570
1,900	Thomas & Betts Corp.*	74,556
		479,240
	Electronic Equipment, Instruments
	& Components — 1.4%
1,500	Agilent Technologies, Inc.*	51,585
4,500	Brightpoint, Inc.*	33,885
800	Coherent, Inc.*	25,568
6,200	Corning Inc.	125,302
1,000	Dolby Laboratories Inc.*	58,670
18,500	Flextronics International Ltd.*	145,040
600	Itron, Inc.*	43,542
3,800	Jabil Circuit, Inc.	61,522
2,000	Molex Inc.	41,720
15,600	Sanmina-SCI Corp.*	257,400
1,200	Tech Data Corp.*	50,280
1,200	Trimble Navigation Ltd.*	34,464
15,100	Vishay Intertechnology, Inc.*	154,473
		1,083,451
	Energy Equipment & Services — 3.0%
1,200	Atwood Oceanics, Inc.*	41,556
2,500	Baker Hughes Inc.	117,100
5,500	Cameron International Corp.*	235,730
11,100	CGG-Veritas - SP-ADR*	314,352
2,300	Diamond Offshore Drilling, Inc.	204,263
3,000	Halliburton Co.	90,390
1,600	Helmerich & Payne, Inc.	60,928
800	Nabors Industries Ltd.*	15,704
800	National-Oilwell Varco Inc.	32,464
1,600	Noble Corp.	66,912
6,800	Parker Drilling Co.*	33,524
9,000	Rowan Companies, Inc.*	261,990
5,000	Schlumberger Ltd.	317,300
3,000	Smith International, Inc.	128,460
1,000	Tenaris S.A. - SP-ADR	42,940
4,200	Transocean Ltd.*	362,796
2,200	Weatherford
	International Ltd.*	34,892
		2,361,301
	Financial Services-Diversified — 0.6%
4,100	Bank of America Corp.	73,185
34,700	Citigroup Inc.*	140,535
2,900	JPMorgan Chase & Co.	129,775
1,500	The NASDAQ OMX Group, Inc.*	31,680
11,500	NewStar Financial, Inc.*	73,370

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Financial Services-Diversified — 0.6% (Continued)
1,600	NYSE Euronext	$47,376
		495,921
	Food & Staples Retailing — 1.7%
1,000	BJ’s Wholesale Club, Inc.*	36,990
1,500	Casey’s General Stores, Inc.	47,100
5,700	Costco Wholesale Corp.	340,347
4,000	CVS Caremark Corp.	146,240
12,200	The Great Atlantic & Pacific
	Tea Company, Inc.*	93,574
5,500	Rite Aid Corp.*	8,250
1,600	Safeway Inc.	39,776
1,500	SUPERVALU Inc.	25,020
1,500	Sysco Corp.	44,250
3,900	Wal-Mart Stores, Inc.	216,840
2,200	Walgreen Co.	81,598
5,500	Whole Foods Market, Inc.*	198,825
5,500	Winn-Dixie Stores, Inc.*	68,695
		1,347,505
	Food Products — 1.0%
900	Campbell Soup Co.	31,815
2,400	ConAgra Foods, Inc.	60,168
2,500	General Mills, Inc.	176,975
2,300	H.J. Heinz Co.	104,903
3,000	The Hershey Co.	128,430
700	Kellogg Co.	37,401
1,000	Kraft Foods Inc.	30,240
1,200	Ralcorp Holdings, Inc.*	81,336
8,800	Sara Lee Corp.	122,584
700	The J.M. Smucker Co.	42,182
		816,034
	Health Care Equipment & Supplies — 1.3%
700	C.R. Bard, Inc.	60,634
1,200	Baxter International Inc.	69,840
1,000	Becton, Dickinson & Co.	78,730
1,000	Edwards Lifesciences Corp.*	98,880
2,300	Hospira, Inc.*	130,295
700	IDEXX Laboratories, Inc.*	40,285
1,800	Kinetic Concepts, Inc.*	86,058
1,200	Medtronic, Inc.	54,036
1,300	ResMed Inc.*	82,745
800	Sirona Dental Systems, Inc.*	30,424
500	St. Jude Medical, Inc.*	20,525
2,100	Stryker Corp.	120,162
3,500	Varian Medical Systems, Inc.*	193,655
		1,066,269
	Health Care Providers & Services — 2.1%
1,500	Aetna Inc.	52,665
4,800	AmerisourceBergen Corp.	138,816
1,200	Brookdale Senior Living Inc.*	24,996
3,500	Cardinal Health, Inc.	126,105
1,200	CIGNA Corp.	43,896
2,100	Community Health Systems Inc.*	77,553
1,200	Coventry Health Care, Inc.*	29,664
1,100	Express Scripts, Inc.*	111,936
13,000	Health Management Associates, Inc.*	111,800
1,500	HEALTHSOUTH Corp.*	28,050
1,500	Humana Inc.*	70,155
1,600	Lincare Holdings Inc.*	71,808
800	Magellan Health Services, Inc.*	34,784
1,000	McKesson Corp.	65,720
1,800	Medco Health Solutions, Inc.*	116,208
1,000	Patterson Companies Inc.	31,050
1,200	PSS World Medical, Inc.*	28,212
700	Quest Diagnostics Inc.	40,803
24,500	Tenet Healthcare Corp.*	140,140
2,500	UnitedHealth Group Inc.	81,675
800	Universal Health Services, Inc.	28,072
2,400	WellCare Health Plans Inc.*	71,520
1,800	WellPoint Inc.*	115,884
		1,641,512
	Health Care Technology — 0.2%
1,200	Cerner Corp.*	102,072
800	Computer Programs & Systems, Inc.	31,264
2,100	Omnicell, Inc.*	29,463
		162,799
	Home Building — 1.0%
2,000	Beazer Homes USA, Inc.*	9,080
8,700	D.R. Horton, Inc.	109,620
2,400	Gafisa S.A. - SP-ADR	32,976

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Home Building — 1.0% (Continued)
18,500	Hovnanian Enterprises, Inc.*	$80,475
4,900	KB Home	82,075
7,400	Lennar Corp.	127,354
1,800	Meritage Homes Corp.*	37,800
8,875	Pulte Group Inc.*	99,844
3,700	The Ryland Group, Inc.	83,028
7,000	Standard Pacific Corp.*	31,640
3,200	Toll Brothers, Inc.*	66,560
		760,452
	Hotels, Restaurants & Leisure — 5.9%
3,000	Brinker International, Inc.	57,840
500	Buffalo Wild Wings Inc.*	24,055
1,500	Burger King Holdings Inc.	31,890
4,500	California Pizza Kitchen, Inc.*	75,555
5,000	Caribou Coffee Company, Inc.*	33,100
1,200	Carnival Corp.	46,656
2,400	The Cheesecake Factory Inc.*	64,944
1,100	Chipotle Mexican Grill, Inc.*	123,937
2,100	Choice Hotels International, Inc.	73,101
2,100	Cracker Barrel Old Country Store, Inc.	97,398
5,400	Ctrip.com
	International, Ltd. - SP-ADR*	211,680
3,100	Darden Restaurants, Inc.	138,074
8,200	Denny’s Corp.*	31,488
700	DineEquity, Inc.*	27,671
8,700	Domino’s Pizza, Inc.*	118,668
1,100	Home Inns & Hotels
	Management, Inc. - SP-ADR*	36,014
2,500	Hyatt Hotels Corp.*	97,400
6,200	International Game Technology	114,390
49,000	Jamba, Inc.*	133,280
23,700	Las Vegas Sands Corp.*	501,255
3,821	Marriott International, Inc.	120,438
6,800	McDonald’s Corp.	453,696
17,500	MGM MIRAGE*	210,000
4,700	P.F. Chang’s China Bistro, Inc.*	207,411
2,300	Panera Bread Co.*	175,927
1,500	Papa John’s International, Inc.*	38,565
1,100	Peet’s Coffee & Tea Inc.*	43,615
4,600	Royal Caribbean Cruises Ltd.*	151,754
26,490	Ruth’s Hospitality Group Inc.*	140,397
16,800	Starbucks Corp.	407,736
4,700	Starwood Hotels & Resorts
	Worldwide, Inc.	219,208
5,500	Wyndham Worldwide Corp.	141,515
3,450	Wynn Resorts Ltd.	261,614
3,000	Yum! Brands, Inc.	114,990
		4,725,262
	Household Durables — 1.2%
1,200	Helen of Troy Ltd.*	31,272
19,400	La-Z-Boy Inc.*	243,276
600	Mohawk Industries, Inc.*	32,628
4,000	Newell Rubbermaid Inc.	60,800
2,200	Sony Corp. - SP-ADR	84,304
2,830	Stanley Black & Decker Inc.	162,470
3,000	Tempur-Pedic International Inc.*	90,480
2,700	Tupperware Brands Corp.	130,194
1,400	Whirlpool Corp.	122,150
		957,574
	Household Products — 0.6%
1,600	The Clorox Co.	102,624
1,900	Colgate-Palmolive Co.	161,994
2,700	Kimberly-Clark Corp.	169,776
1,300	The Procter & Gamble Co.	82,251
		516,645
	Industrial Conglomerates — 0.7%
1,700	3M Co.	142,069
11,200	General Electric Co.	203,840
4,700	McDermott International, Inc.*	126,524
4,600	Textron Inc.	97,658
		570,091
	Insurance — 1.1%
1,000	Aflac, Inc.	54,290
300	American International Group, Inc.*	10,242
500	Berkshire Hathaway Inc. Cl B*	40,635
1,400	China Life Insurance
	Company, Ltd. - SP-ADR	100,856
10,900	Genworth Financial Inc.*	199,906
1,500	Hartford Financial Services
	Group, Inc.	42,630

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Insurance — 1.1% (Continued)
1,400	Lincoln National Corp.	$42,980
2,500	MetLife, Inc.	108,350
1,200	Prudential Financial, Inc.	72,600
1,000	Torchmark Corp.	53,510
2,300	The Travelers Companies, Inc.	124,062
		850,061
	Internet & Catalog Retail — 2.2%
4,700	Amazon.com, Inc.*	637,931
9,400	Expedia, Inc.	234,624
1,400	Netflix Inc.*	103,236
2,500	Overstock.com, Inc.*	40,625
1,200	PetMed Express, Inc.	26,604
2,800	Priceline.com Inc.*	714,000
		1,757,020
	Internet Software & Services — 3.7%
9,700	Akamai Technologies, Inc.*	304,677
12,500	Art Technology Group, Inc.*	55,125
1,350	Baidu, Inc. - SP-ADR*	805,950
12,700	eBay Inc.*	342,265
1,350	Google Inc.*	765,464
3,800	IAC/InterActiveCorp*	86,412
2,500	NetEase.com Inc. - SP-ADR*	88,675
4,500	SAVVIS, Inc.*	74,250
2,200	SINA Corp.*	82,918
2,500	Sohu.com Inc.*	136,500
4,200	ValueClick, Inc.*	42,588
2,600	VeriSign, Inc.*	67,626
1,000	WebMD Health Corp.*	46,380
4,500	Yahoo! Inc.*	74,385
		2,973,215
	IT Services — 2.1%
4,100	Acxiom Corp.*	73,554
800	Automatic Data Processing, Inc.	35,576
4,700	Cognizant Technology
	Solutions Corp.*	239,606
1,200	Computer Sciences Corp.*	65,388
1,500	Fiserv, Inc.*	76,140
5,300	Infosys Technologies Ltd. - SP-ADR	311,905
400	Mastercard, Inc.	101,600
2,200	Paychex, Inc.	67,540
9,800	Satyam Computer Services
	Ltd. - SP-ADR*	51,156
1,400	TeleTech Holdings, Inc.*	23,912
1,200	Unisys Corp.*	41,868
14,900	VeriFone Holdings, Inc.*	301,129
2,900	Visa Inc.	263,987
		1,653,361
	Leisure Equipment & Products — 0.1%
10,500	Eastman Kodak Co.*	60,795
1,200	Mattel, Inc.	27,288
		88,083
	Life Sciences Tools & Services — 0.4%
5,100	Affymetrix, Inc.*	37,434
300	Dionex Corp.*	22,434
1,200	PerkinElmer, Inc.	28,680
5,900	Sequenom Inc.*	37,229
700	Thermo Fisher Scientific, Inc.*	36,008
1,800	Waters Corp.*	121,572
		283,357
	Machinery — 3.1%
2,900	Bucyrus International, Inc.	191,371
7,000	Caterpillar Inc.	439,950
1,200	Cummins Inc.	74,340
600	Danaher Corp.	47,946
6,500	Deere & Co.	386,490
2,300	Eaton Corp.	174,271
2,800	Gardner Denver Inc.	123,312
2,500	Illinois Tool Works Inc.	118,400
2,500	Ingersoll-Rand PLC	87,175
7,200	Joy Global Inc.	407,520
600	Oshkosh Corp.*	24,204
800	PACCAR Inc.	34,672
2,700	Pall Corp.	109,323
2,500	Parker Hannifin Corp.	161,850
5,700	Terex Corp.*	129,447
		2,510,271
	Media — 3.4%
13,900	Belo Corp.	94,798
11,900	CBS Corp. Cl B Non-Voting	165,886

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Media — 3.4% (Continued)
3,800	DIRECTV*	$128,478
13,600	The Walt Disney Co.	474,776
800	DreamWorks Animation SKG, Inc.*	31,512
14,600	Entercom Communications Corp.*	173,594
28,000	Gannett Co., Inc.	462,560
1,500	Grupo Televisa S.A. - SP-ADR	31,530
9,400	IMAX Corp.*	169,106
3,500	Lee Enterprises, Inc.*	11,865
2,000	Live Nation Entertainment, Inc.*	29,000
4,000	Martha Stewart Living
	Omnimedia, Inc.*	22,320
12,000	The McClatchy Co.*	58,920
9,900	The New York Times Co.*	110,187
8,000	News Corp. Cl B	136,080
103,000	Sirius XM Radio Inc.*	89,661
3,000	Time Warner Cable Inc.	159,930
1,500	Time Warner Inc.	46,905
7,500	Viacom, Inc. Cl B*	257,850
3,900	Virgin Media Inc.	67,314
		2,722,272
	Metals & Mining — 5.9%
600	Agnico-Eagle Mines Ltd.	33,402
3,600	AK Steel Holding Corp.	82,296
4,300	Alcoa Inc.	61,232
2,500	Allegheny Technologies, Inc.	134,975
3,700	Aluminum Corporation
	of China Ltd. - SP-ADR	95,238
800	AngloGold Ashanti Ltd. - SP-ADR	30,360
2,500	ArcelorMittal NYS	109,775
2,000	Barrick Gold Corp.	76,680
1,800	BHP Billiton Ltd. - SP-ADR	144,576
18,000	China Precision Steel, Inc.*	37,800
3,000	Cliffs Natural Resources Inc.	212,850
5,000	Coeur d’ Alene Mines Corp.*	74,900
10,000	Commercial Metals Co.	150,600
1,200	Companhia Siderurgica
	Nacional S.A. - SP-ADR	47,916
3,500	Eldorado Gold Corp.*	42,280
3,700	Freeport-McMoRan
	Copper & Gold Inc.	309,098
5,700	Gerdau S.A. - SP-ADR	92,910
6,500	Gold Fields Ltd. - SP-ADR	82,030
1,500	Goldcorp, Inc.	55,830
14,000	Golden Star Resources Ltd.*	54,180
6,000	Harmony Gold Mining
	Company Ltd. - SP-ADR	56,880
12,000	Hecla Mining Co.*	65,640
3,500	IAMGOLD Corp.	46,270
2,200	Ivanhoe Mines Ltd.*	38,302
5,600	Kinross Gold Corp.	95,704
3,100	Mechel - SP-ADR	88,102
2,000	Newmont Mining Corp.	101,860
42,000	Northgate Minerals Corp.*	126,000
3,000	Nucor Corp.	136,140
2,500	Pan American Silver Corp.	57,875
700	Randgold Resources Ltd.	53,781
400	Rio Tinto PLC - SP-ADR	94,692
5,500	RTI International Metals, Inc.*	166,815
3,000	Silver Standard Resources Inc.*	53,370
9,000	Silver Wheaton Corp.*	141,120
6,500	Southern Copper Corp.	205,855
1,600	Steel Dynamics, Inc.	27,952
17,000	Taseko Mines Ltd.*	88,060
2,400	Teck Resources Ltd. Cl B*	104,544
2,300	Ternium S.A. - SP-ADR*	94,369
15,600	Titanium Metals Corp.*	258,804
4,200	United States Steel Corp.	266,784
9,600	Vale S.A. - SP-ADR	309,024
7,000	Yamana Gold Inc.	68,950
		4,675,821
	Multiline Retail — 2.1%
4,300	99 Cents Only Stores*	70,090
1,600	Big Lots, Inc.*	58,272
8,600	Dillard’s, Inc.	202,960
1,300	Dollar Tree, Inc.*	76,986
1,000	Family Dollar Stores, Inc.	36,610
2,000	Kohl’s Corp.*	109,560
8,000	Macy’s, Inc.	174,160
9,400	Nordstrom, Inc.	383,990

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Multiline Retail — 2.1% (Continued)
5,700	J.C. Penney Company, Inc.	$183,369
18,900	Saks, Inc.*	162,540
3,900	Target Corp.	205,140
		1,663,677
	Office Electronics — 0.2%
16,467	Xerox Corp.	160,553

	Oil, Gas & Consumable Fuels — 5.1%
1,400	Anadarko Petroleum Corp.	101,962
1,600	Apache Corp.	162,400
1,200	Arch Coal, Inc.	27,420
1,500	BP- PLC - SP-ADR	85,605
28,300	Brigham Exploration Co.*	451,385
5,000	Cabot Oil & Gas Corp.	184,000
2,700	Cenovus Energy Inc.	70,767
3,250	Chesapeake Energy Corp.	76,830
300	Chevron Corp.	22,749
1,000	Concho Resources Inc.*	50,360
1,300	ConocoPhillips	66,521
3,000	Devon Energy Corp.	193,290
9,000	El Paso Corp.	97,560
1,000	Enbridge Inc.	47,750
4,500	EnCana Corp.	139,635
1,500	EOG Resources, Inc.	139,410
300	Exxon Mobil Corp.	20,094
800	Hess Corp.	50,040
1,000	Holly Corp.	27,910
25,500	Ivanhoe Energy, Inc.*	84,915
8,000	Massey Energy Co.	418,320
1,000	Murphy Oil Corp.	56,190
1,600	Newfield Exploration Co.*	83,280
2,300	Noble Energy, Inc.	167,900
1,000	Occidental Petroleum Corp.	84,540
5,500	Peabody Energy Corp.	251,350
3,500	Petroleo Brasileiro S.A. - SP-ADR	155,715
800	Range Resources Corp.	37,496
1,500	Southwestern Energy Co.*	61,080
2,500	Suncor Energy, Inc.	81,350
2,000	Tesoro Corp.	27,800
800	Valero Energy Corp.	15,760
4,500	Whiting Petroleum Corp.*	363,780
3,500	The Williams Companies, Inc.	80,850
1,500	Clayton Williams Energy, Inc.*	52,470
600	XTO Energy, Inc.	28,308
		4,066,792
	Paper & Forest Products — 0.3%
5,500	International Paper Co.	135,355
3,100	Weyerhaeuser Co.	140,337
		275,692
	Personal Products — 0.6%
700	Avon Products, Inc.	23,709
1,500	China Sky One Medical, Inc.*	23,565
3,800	Elizabeth Arden, Inc.*	68,400
1,600	Herbalife Ltd.	73,792
2,500	Estee Lauder Companies, Inc.	162,175
3,800	Medifast, Inc.*	95,494
800	Nutri System, Inc.	14,248
500	Weight Watchers International, Inc.	12,765
		474,148
	Pharmaceuticals — 2.9%
1,400	Abbott Laboratories	73,752
900	Allergan, Inc.	58,788
3,200	Bristol-Myers Squibb Co.	85,440
4,800	Dr. Reddy’s Laboratories
	Ltd. - SP-ADR	135,504
3,000	Elan Corp. PLC - SP-ADR*	22,740
1,200	Forest Laboratories, Inc.*	37,632
31,000	Generex Biotechnology Corp.*	16,700
10,900	Jazz Pharmaceuticals, Inc.*	118,810
6,900	Johnson & Johnson	449,880
2,600	Eli Lilly and Co.	94,172
2,400	Medicis Pharmaceutical Corp.	60,384
3,000	Merck & Co., Inc.	112,050
6,900	Mylan, Inc.*	156,699
1,100	Novo Nordisk A/S - SP-ADR	84,832
6,800	Perrigo Co.	399,296
4,000	Pfizer Inc.	68,600
2,700	Questcor Pharmaceuticals, Inc.*	22,221
1,600	Salix Pharmaceuticals, Ltd.*	59,600
1,800	Teva Pharmaceutical Industries Ltd.	113,544

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Pharmaceuticals — 2.9% (Continued)
7,900	ViroPharma Inc.*	$107,677
1,200	VIVUS Inc.*	10,464
1,500	Watson Pharmaceuticals, Inc.*	62,655
		2,351,440
	Professional Services — 0.2%
1,600	Manpower Inc.	91,392
13,500	On Assignment, Inc.*	96,255
		187,647
	Road & Rail — 0.9%
3,100	CSX Corp.	157,790
2,500	Dollar Thrifty Automotive
	Group, Inc.*	80,325
8,000	Hertz Global Holdings, Inc.*	79,920
3,100	Norfolk Southern Corp.	173,259
1,500	Ryder Systems, Inc.	58,140
2,400	Union Pacific Corp.	175,920
20,000	YRC Worldwide, Inc.*	10,876
		736,230
	Sawmills and Wood Preservation — 0.1%
3,500	Louisiana-Pacific Corp.*	31,675

	Semiconductors & Semiconductor
	Equipment — 4.9%
17,700	Advanced Micro Devices, Inc.*	164,079
5,400	Altera Corp.	131,274
2,500	Analog Devices, Inc.	72,050
10,800	Applied Materials, Inc.	145,584
5,100	ASML Holding N.V. NYS	180,540
4,000	Atmel Corp.*	20,120
4,800	Broadcom Corp.	159,264
21,900	Conexant Systems, Inc.*	74,460
2,000	Cree, Inc.*	140,440
4,800	Cypress Semiconductor Corp.*	55,200
3,500	Entegris Inc.*	17,640
6,000	Integrated Device Technology, Inc.*	36,780
11,400	Intel Corp.	253,764
4,000	KLA-Tencor Corp.	123,680
12,100	Kulicke and Soffa Industries, Inc.*	87,725
2,500	Lam Research Corp.*	93,300
9,900	Lattice Semiconductor Corp.*	36,333
10,500	LSI Corp.*	64,260
13,500	LTX-Credence Corp.*	40,905
3,500	Marvell Technology Group Ltd.*	71,330
9,000	Mattson Technology, Inc.*	41,580
3,000	MEMC Electronic Materials, Inc.*	45,990
2,700	Microchip Technology Inc.	76,032
14,000	Micron Technology, Inc.*	145,460
12,400	Mindspeed Technologies Inc.*	99,324
3,700	Novellus Systems, Inc.*	92,500
7,200	NVIDIA Corp.*	125,136
16,500	ON Semiconductor Corp.*	132,000
8,500	PMC-Sierra, Inc.*	75,820
900	Rambus Inc.*	19,665
9,000	RF Micro Devices, Inc.*	44,820
9,100	Skyworks Solutions, Inc.*	141,960
2,500	Standard Microsystems Corp.*	58,200
16,000	Teradyne, Inc.*	178,720
7,000	Texas Instruments Inc.	171,290
19,600	TriQuint Semiconductor, Inc.*	137,200
5,300	Veeco Instruments Inc.*	230,550
5,400	Xilinx, Inc.	137,700
		3,922,675
	Software — 3.7%
2,100	Adobe Systems Inc.*	74,277
1,000	Advent Software, Inc.*	44,750
7,400	Ariba Inc.*	95,090
2,700	AsiaInfo Holdings, Inc.*	71,496
2,700	Autodesk, Inc.*	79,434
1,800	BMC Software, Inc.*	68,400
1,700	Check Point Software
	Technologies Ltd.*	59,602
4,900	Citrix Systems, Inc.*	232,603
3,500	Compuware Corp.*	29,400
1,200	Fair Isaac Corp.	30,408
2,500	Informatica Corp.*	67,150
2,000	Intuit Inc.*	68,680
2,584	JDA Software Group, Inc.*	71,887
2,000	McAfee Inc.*	80,260
7,600	Microsoft Corp.	222,452

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Software — 3.7% (Continued)
13,400	Oracle Corp.	$344,246
6,000	Parametric Technology Corp.*	108,300
3,000	Quest Software, Inc.*	53,370
3,000	Red Hat, Inc.*	87,810
1,000	Rosetta Stone, Inc.*	23,780
3,000	Salesforce.com, Inc.*	223,350
1,700	SAP AG - SP-ADR	81,889
1,300	Solarwinds, Inc.*	28,158
2,000	SonicWALL, Inc.*	17,380
2,400	Sybase, Inc.*	111,888
1,800	Symantec Corp.*	30,456
7,000	TIBCO Software Inc.*	75,530
5,700	VMware Inc.*	303,810
18,500	Wave Systems Corp.*	74,000
4,200	Websense, Inc.*	95,634
		2,955,490
	Solar — 0.5%
9,000	Evergreen Solar, Inc.*	10,170
600	First Solar, Inc.*	73,590
11,500	JA Solar Holdings Co.,
	Ltd. - SP-ADR*	64,515
3,500	LDK Solar Co. Ltd. - SP-ADR*	22,960
5,000	Suntech Power Holdings
	Co., Ltd. - SP-ADR*	70,100
3,400	Trina Solar Ltd.*	82,994
7,500	Yingli Green Energy Holding
	Company Ltd. - SP-ADR*	95,550
		419,879
	Specialty Retail — 6.9%
2,000	Abercrombie & Fitch Co.	91,280
7,100	Aeropostale, Inc.*	204,693
3,200	American Eagle Outfitters, Inc.	59,264
10,000	AnnTaylor Stores Corp.*	207,000
500	AutoNation, Inc.*	9,040
200	AutoZone, Inc.*	34,618
4,300	Bed Bath & Beyond Inc.*	188,168
9,400	Best Buy Co., Inc.	399,876
24,000	Blockbuster Inc.*	6,060
29,000	Borders Group, Inc.*	49,880
2,000	The Buckle, Inc.	73,520
5,200	CarMax, Inc.*	130,624
7,000	Chico’s FAS, Inc.	100,940
1,500	The Children’s Place Retail
	Stores, Inc.*	66,825
4,000	Coldwater Creek Inc.*	27,760
4,000	Dick’s Sporting Goods, Inc.*	104,440
1,500	The Dress Barn, Inc.*	39,240
2,000	GameStop Corp.*	43,820
2,000	The Gap, Inc.	46,220
1,500	Guess?, Inc.	70,470
800	The Gymboree Corp.*	41,304
12,600	The Home Depot, Inc.	407,610
3,000	J. Crew Group, Inc.*	137,700
800	Jo-Ann Stores, Inc.*	33,584
14,500	Limited Brands, Inc.	356,990
8,700	Lowe’s Companies, Inc.	210,888
44,000	Office Depot, Inc.*	351,120
36,400	OfficeMax Inc.*	597,688
1,000	O’Reilly Automotive, Inc.*	41,710
4,000	Pacific Sunwear of California, Inc.*	21,240
2,500	PetSmart, Inc.	79,900
40,500	Pier 1 Imports, Inc.*	257,985
1,200	RadioShack Corp.	27,156
1,100	REX Stores Corp.*	17,820
3,400	Ross Stores, Inc.	181,798
1,200	The Sherwin-Williams Co.	81,216
2,500	Staples, Inc.	58,475
4,500	Stein Mart, Inc.*	40,635
4,500	Talbots, Inc.*	58,320
1,700	Tiffany & Co.	80,733
2,600	The TJX Companies, Inc.	110,552
7,200	Ulta Salon, Cosmetics &
	Fragrance, Inc.*	162,864
4,100	Urban Outfitters, Inc.*	155,923
2,300	Williams-Sonoma, Inc.	60,467
		5,527,416
	Telecommunication Services-Diversified — 0.9%
1,000	BT Group PLC - SP-ADR	18,710
3,000	China Unicom (Hong Kong)
	Ltd. - SP-ADR	33,450

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.3% (a) (Continued)
COMMON STOCKS — 99.3% (a) (Continued)
	Telecommunication Services-
	Diversified — 0.9% (Continued)
4,400	City Telecom (H. K.) Ltd. - SP-ADR	$70,708
16,500	Qwest Communications
	International Inc.	86,130
9,300	tw telecom inc.*	168,795
2,700	Verizon Communications Inc.	83,754
14,200	Vimpel-Communications - SP-ADR	261,422
		722,969
	Telecommunication Services-Wireless — 0.7%
700	American Tower Corp.*	29,827
1,200	China Mobile Ltd. - SP-ADR	57,744
1,000	Crown Castle International Corp.*	38,230
1,500	Leap Wireless International, Inc.*	24,540
500	Millicom International Cellular S.A.	44,575
5,000	Mobile TeleSystems - SP-ADR	277,500
18,100	Sprint Nextel Corp.*	68,780
1,500	Turkcell Iletisim Hizmetleri
	AS - SP-ADR	22,590
1,000	Vivo Participacoes S.A. - SP-ADR	27,110
		590,896
	Textiles, Apparel & Luxury Goods — 1.6%
2,200	Coach, Inc.	86,944
600	Kenneth Cole Productions, Inc.*	7,686
27,000	Crocs, Inc.*	236,790
900	Deckers Outdoor Corp.*	124,200
1,500	Gildan Activewear Inc.*	39,435
600	Hanesbrands, Inc.*	16,692
17,500	Joe’s Jeans, Inc.*	46,025
12,700	Liz Claiborne, Inc.*	94,361
2,200	Lululemon Athletica Inc.*	91,300
1,500	NIKE, Inc. Cl B	110,250
1,600	Phillips-Van Heusen Corp.	91,776
2,000	Polo Ralph Lauren Corp.	170,080
800	Skechers U.S.A., Inc.*	29,056
1,500	True Religion Apparel, Inc.*	45,540
1,500	Under Armour, Inc.*	44,115
700	VF Corp.	56,105
		1,290,355
	Trading Companies & Distributors — 0.2%
1,500	Fastenal Co.	71,985
700	W.W. Grainger, Inc.	75,684
		147,669
	Water Utilities — 0.0%
1,000	Southwest Water Co.	10,440
	Total common stocks
	(cost $66,147,990)	79,280,917

WARRANTS — 0.0% (a)
70	Krispy Kreme Doughnuts, Inc.,*
	Expiration Date — 03/02/12,
	Exercise Price — $12.21	1
	Total investments — 99.3%
	(cost $66,147,990)	79,280,918
	Cash and receivables,
	less liabilities — 0.7% (a)	539,263
	TOTAL NET
	ASSETS — 100.0%	$79,820,181

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
N.V. – Netherlands Antilles Limited Liability Corp.
NYS – New York Registered Shares
SP-ADR – Sponsored American Depositary Receipts

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2010 (Unaudited)

INCOME:
Dividends (net of foreign withholding tax of $6,651)	$314,390
Total income	314,390
EXPENSES:
Management fees	305,229
Transfer agent fees	56,000
Administrative and accounting services	47,477
Insurance expense	34,390
Professional fees	33,330
Custodian fees	28,690
Registration fees	26,160
Printing and postage expense	24,110
Distribution fees	22,772
Board of Directors fees	10,000
Chief Compliance Officers fees	10,000
Other expenses	10,418
Net expenses	608,576
NET INVESTMENT LOSS	(294,186)
NET REALIZED GAIN ON INVESTMENTS	3,561,662
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	4,531,760
NET GAIN ON INVESTMENTS	8,093,422
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,799,236

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2010 (Unaudited) and For the Year Ended September 30, 2009

	2010	2009
OPERATIONS:
Net investment loss	$(294,186)	$(352,303)
Net realized gain on investments	3,561,662	1,479,604
Net increase in unrealized appreciation on investments	4,531,760	8,520,213
Net increase in net assets resulting from operations	7,799,236	9,647,514

FUND SHARE ACTIVITIES:
Proceeds from shares issued (755,989 and 626,906 shares, respectively)	33,181,691	22,414,869
Cost of shares redeemed (225,035 and 162,666 shares, respectively)	(9,713,778)	(5,660,176)
Net increase in net assets derived from Fund share activities	23,467,913	16,754,693
TOTAL INCREASE	31,267,149	26,402,207
NET ASSETS AT THE BEGINNING OF THE PERIOD	48,553,032	22,150,825
NET ASSETS AT THE END OF THE PERIOD (Includes undistributed
net investment income of $0 and $0, respectively)	$79,820,181	$48,553,032

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Months Ending		Years Ended September 30,
	March 31, 2010		2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$41.87		$31.85	$32.05	$28.98	$29.48	$26.98
Income from investment operations:
Net investment (loss) income (a)	(0.21)		(0.42)	(0.01)	0.17	(0.17)	(0.34)
Net realized and unrealized gains (losses)
on investments	5.55		10.44	0.02	2.90	(0.33)	2.84
Total from investment operations	5.34		10.02	0.01	3.07	(0.50)	2.50
Less distributions:
Distributions from net investment income	—		—	(0.21)	—	—	—
Distributions from net realized gains	—		—	—	—	—	—
Total from distributions	—		—	(0.21)	—	—	—
Net asset value, end of period	$47.21		$41.87	$31.85	$32.05	$28.98	$29.48

TOTAL RETURN	12.75	%(1)	31.46%	(0.00%)	10.59%	(1.70%)	9.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	79,820		48,553	22,151	26,670	38,288	54,441
Ratio of expenses (after reimbursement)
to average net assets*	1.99	%(2)	2.00%	2.00%	2.02%	2.01%	1.80%
Ratio of net investment (loss) income
to average net assets**	(0.96	%)(2)	(1.24%)	(0.03%)	0.55%	(0.55%)	(1.18%)
Portfolio turnover rate	53%		527%	364%	313%	281%	168%

(1)	Not annualized.
(2)	Annualized.
(a)	Amount calculated based on average shares outstanding throughout the period.
*
Computed after giving effect to adviser’s expense limitation undertaking.  If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008 and 2007, the ratios would have been 2.51%, 2.67% and 2.25%, respectively.

**	If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008 and 2007, the ratios would have been (1.75%), (0.70%) and 0.32%, respectively.

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
March 31, 2010 (Unaudited)

(1)Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  This Company consists of one fund: the Reynolds Blue Chip Growth Fund (the “Fund”).  The Company was incorporated under the laws of Maryland on April 28,1988.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies.

(a)  Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price.  Securities which are traded on the Nasdaq National Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010 (Unaudited)

(1)Summary of Significant Accounting Policies — (Continued)

value.  Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  The fair value of a security is the amount which the Fund might receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.  Variable rate demand notes are recorded at par value which approximates fair value.

The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), effective October 1, 2008. Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2—Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1—Common Stocks and Warrants*	$79,280,918
Level 2—	—
Level 3—	—
Total	$79,280,918

*  Please refer to the Schedule of Investments to view common stocks segregated by industry type.

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes.  Net realized gains and losses on sales of securities are computed on the identified cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)  The Fund may have investments in short-term variable rate demand notes, which are unsecured instruments.  The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation.  The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(e)  Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.  For the six months ending March 31, 2010, the Fund reclassified $294,186 of net investment loss to capital stock.

(f)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(g)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(h)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Open tax years are those that are open for exam by taxing

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010 (Unaudited)

(1)Summary of Significant Accounting Policies — (Continued)

authorities and, as of March 31, 2010, open Federal tax years include the tax years ended September 30, 2006 through 2009.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ending March 31, 2010, the Fund did not incur any interest or penalties.  The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(2)Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with Reynolds Capital Management (“RCM”), to serve as investment adviser and manager.  Mr. Frederick L. Reynolds, the sole proprietor of RCM, is also an officer and interested director of the Fund.  Under the terms of the agreement, the Fund will pay RCM a monthly management fee at the annual rate of 1% of the daily net assets.

The agreement further stipulates that RCM will reimburse the Fund for all expenses exceeding 2% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items).  The Fund is not obligated to reimburse RCM for any expenses reimbursed in previous fiscal years.  For the six months ending March 31, 2010 there were no reimbursements required.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date.

(4)Investment Transactions —

For the six months ending March 31, 2010, purchases and proceeds of sales of investment securities (excluding short-term securities) were $54,877,801 and $31,460,603, respectively.

(5)Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2009:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$40,110,985	$8,388,573	($592,507)	$7,796,066	$ —	$ —

The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2009, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations ($72,749,181 of which expires on September 30, 2010, $4,248,056 expiring on September 30, 2011 and $11,370,315 expiring on September 30, 2013), as of September 30, 2009, and tax basis post-October losses as of September 30, 2009, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2009				September 30, 2008
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
$—	$—	$88,367,552	$—	$171,260	$—

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010 (Unaudited)

(5)Income Tax Information — (Continued)

The Fund has utilized $2,298,811 of its capital loss carryovers during the year ended September 30, 2009.

Since there were no ordinary distributions paid for the year ended September 30, 2009, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

(6)Subsequent Events

Management has evaluated related events and transactions that occurred subsequent to March 31, 2010 through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

ADVISORY AGREEMENT

On November 19, 2009, the Board of Directors (“Directors”) of Reynolds Funds, Inc. approved the continuation of the Reynolds Blue Chip Growth Fund’s investment advisory agreement with Reynolds Capital Management.  Prior to approving the continuation of the advisory agreement, the Directors considered:

•	the nature, extent and quality of the services provided by Reynolds Capital Management

•	the investment performance of the Fund

•	the costs of the services to be provided and profits to be realized by Reynolds Capital Management from its relationship with the Fund

•	the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any economies of scale

•	the expense ratio of the Fund

In considering the nature, extent and quality of the services provided by Reynolds Capital Management, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing services provided by Reynolds Capital Management to the Fund.  The Directors concluded that Reynolds Capital Management was providing essential services to the Fund as well as services that were in addition to services typically provided non-mutual fund clients.

The Directors compared the performance of the Fund to benchmark indices over various periods of time and concluded that the overall performance of the Fund warranted the continuation of the advisory agreement.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed reports of the costs of services provided, and the profits realized, by Reynolds Capital Management, from its relationship with the Fund and concluded that such profits were reasonable and not excessive.  The Directors also reviewed reports comparing the expense ratio of, and the advisory fees paid by, the Fund, to those of, and paid by, other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund was comparable to those of comparable mutual funds.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.reynoldsfunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
DENNIS N. MOSER
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT
2580 Kekaa Drive, #115
Lahaina, Hawaii 96761

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS
1-414-765-4124

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN FUND AUDIT SERVICES, LTD.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)
The disclosure controls and procedures of the Reynolds Funds, Inc. are periodically evaluated.  As of May 19, 2010, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the Reynolds Funds, Inc. are periodically evaluated.  There were no changes to Reynolds Funds’ internal control over financial reporting that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reynolds Funds, Inc.
Registrant

By     /s/Frederick L. Reynolds
         Frederick L. Reynolds, Principal Executive Officer

Date     May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Reynolds Funds, Inc.
Registrant

By     /s/Frederick L. Reynolds
          Frederick L. Reynolds, Principal Financial Officer

Date     May 21, 2010